Consolidated Statements of Loss and Other Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Expenses
Consulting fees	$ 197,275	$ 284,876
General and administrative	557,201	535,395
Management and directors' fees	376,771	526,691
Professional fees	343,045	815,303
Project expenditures		108,137
Operating loss	(1,474,292)	(2,270,402)
Other items
Interest expense		(1,201,801)
Interest income	55,729	158,085
Net gain on loan payable		272,939
Net foreign exchange (loss) gain	(436,277)	211,694
Loss before taxes	(1,854,840)	(2,829,485)
Deferred income tax recovery	478,319	128,127
Net loss for the year	(1,376,521)	(2,701,358)
Items that will not subsequently be re-classified to net income:
Unrealized gain on revaluation of short-term investments	3,543,105	949,085
Deferred tax expense on short-term investments	(478,319)	(128,127)
Item that may subsequently be re-classified to net income:
Foreign currency translation differences	(1,681,015)	593,311
Total other comprehensive income for the year	1,383,771	1,414,269
Total comprehensive income (loss) for the year	$ 7,250	$ (1,287,089)
Net loss per share, basic and diluted	$ (0.02)	$ (0.05)
Weighted average number of shares, outstanding, basic and diluted	72,031,196	54,319,292